Finance Expense (Income), Net	12 Months Ended
Dec. 31, 2025
Finance Expense (Income), Net [Abstract]
Finance Expense (Income), net

Note 15 - Finance Expense (Income), net

A.

Revaluation of warrants

The gain is related to fair value adjustments of warrants. The 2024 and 2025 warrants, which are classified as financial liabilities, included a cashless exercise feature as well as customary provisions applicable upon the occurrence of a fundamental transaction. These warrants generated a gain of USD 1,524 thousand as a result of a decrease in their fair value during the period.

B.	Finance expenses and income

	For the year ended December 31
	2025	2024	2023
	USD thousands
Finance expenses
Fees and interest expense	39	41	56
Loss from exchange rate differences, net	-	11	13
Issuance expenses (see note 9D)	943	406	2,126
Other	-	25	-
	982	483	2,195

	For the year ended December 31
	2025	2024	2023
	USD thousands
Finance income
Interest income from deposits	(227)	(260)	(474)
Income from exchange rate differences, net	(11)	-	-
Changes in fair value of finance instruments (see Note 18B2)	(182)	(608)	(517)
Other	(4)	-	(1)
	(424)	(868)	(992)